Netting of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	$ 105,258	$ 4,430
Cash collateral		(383)
Gross amounts offset in the balance sheet	(77,236)	(1,091)
Net amounts of assets presented in the balance sheet	28,022	3,339
Derivatives not subject to master netting arrangements
Gross amounts of recognized assets		23,951	5,460
Total
Gross amounts of recognized assets	114,413	28,381	5,460
Net amounts of assets presented in the balance sheet	37,177	27,290	5,460
Gross amounts not offset in the consolidated balance sheet
Net amount	31,177	27,290	5,460
Bank of America, N.A.
Total
Net amounts of assets presented in the balance sheet	10,487	1,782	1,048
Gross amounts not offset in the consolidated balance sheet
Net amount	10,487	1,782	1,048
Citibank
Total
Net amounts of assets presented in the balance sheet	4,636	522
Gross amounts not offset in the consolidated balance sheet
Net amount	4,636	522
Bank of NY Mellon
Total
Net amounts of assets presented in the balance sheet		311
Gross amounts not offset in the consolidated balance sheet
Net amount		311
Other
Total
Net amounts of assets presented in the balance sheet		724	(3,493)
Gross amounts not offset in the consolidated balance sheet
Net amount		724	(3,493)
MBS call options
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	1,935	967
Net amounts of assets presented in the balance sheet, before cash collateral		967
Forward contracts | Purchases
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	5,550	1,645
Gross amounts offset in the balance sheet, before cash collateral		(158)
Net amounts of assets presented in the balance sheet, before cash collateral		1,487
Forward contracts | Sales
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	93,579	1,818
Gross amounts offset in the balance sheet, before cash collateral		(1,316)
Net amounts of assets presented in the balance sheet, before cash collateral		502
IRLCs
Derivatives not subject to master netting arrangements
Gross amounts of recognized assets	9,155	23,951
Total
Net amounts of assets presented in the balance sheet	9,155	23,951	7,905
Gross amounts not offset in the consolidated balance sheet
Net amount	$ 9,155	$ 23,951	$ 7,905